Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Class A
Trading Symbol	PFPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$61	1.20%
[1]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 295,489,156
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$295,489,156
Number of Holdings	31
Portfolio Turnover	8%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.54%

Holdings [Text Block]

Top 10 Securities	(%)
AT&T, Inc.	5.6%
CVS Health Corp.	5.6%
National Fuel Gas Co.	5.5%
Allstate Corp.	5.5%
Equitable Holdings, Inc.	4.9%
Tyson Foods, Inc. - Class A	4.7%
Dominion Energy, Inc.	4.4%
Cencora, Inc.	4.4%
Chevron Corp.	4.2%
Citigroup, Inc.	4.0%

Top Sectors	(%)
Financials	20.6%
Health Care	16.8%
Consumer Staples	11.0%
Utilities	9.9%
Information Technology	8.2%
Consumer Discretionary	7.6%
Energy	6.2%
Industrials	5.7%
Communication Services	5.7%
Cash & Other	8.3%

Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Institutional Class
Trading Symbol	IPFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
[2]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 295,489,156
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$295,489,156
Number of Holdings	31
Portfolio Turnover	8%
30-Day SEC Yield	1.96%
30-Day SEC Yield Unsubsidized	1.87%

Holdings [Text Block]

Top 10 Securities	(%)
AT&T, Inc.	5.6%
CVS Health Corp.	5.6%
National Fuel Gas Co.	5.5%
Allstate Corp.	5.5%
Equitable Holdings, Inc.	4.9%
Tyson Foods, Inc. - Class A	4.7%
Dominion Energy, Inc.	4.4%
Cencora, Inc.	4.4%
Chevron Corp.	4.2%
Citigroup, Inc.	4.0%

Top Sectors	(%)
Financials	20.6%
Health Care	16.8%
Consumer Staples	11.0%
Utilities	9.9%
Information Technology	8.2%
Consumer Discretionary	7.6%
Energy	6.2%
Industrials	5.7%
Communication Services	5.7%
Cash & Other	8.3%

Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Cornerstone Fund
Class Name	Investor Class
Trading Symbol	IPFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$45	0.90%
[3]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 32,563,314
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$32,563,314
Number of Holdings	57
Portfolio Turnover	8%
30-Day SEC Yield	2.85%
30-Day SEC Yield Unsubsidized	2.33%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	13.4%
United States Treasury Bill	6.0%
National Fuel Gas Co.	5.0%
Murphy Oil Corp.	3.7%
Ally Financial, Inc.	3.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	3.3%
Equitable Holdings, Inc.	3.1%
U.S. Treasury Note TIPS	2.7%
Dick’s Sporting Goods, Inc.	2.7%
Kellanova	2.7%

Top Sectors	(%)
Government	16.1%
Financials	14.2%
Health Care	11.4%
Utilities	11.0%
Consumer Staples	9.2%
Consumer Discretionary	7.8%
Energy	5.9%
Information Technology	5.3%
Industrials	4.2%
Cash & Other	14.9%

Updated Prospectus Web Address	https://poplarforestfunds.com/resources/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized